Shareholder Report, Line Graph (Details) - USD ($)				5 Months Ended	6 Months Ended	12 Months Ended		17 Months Ended	18 Months Ended	24 Months Ended	29 Months Ended	30 Months Ended	36 Months Ended	41 Months Ended	42 Months Ended	48 Months Ended	53 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 08, 2022	Feb. 23, 2021	Jul. 31, 2015	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2017	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2018	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2019	Jul. 31, 2025	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
C000118291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						A with initial sales charge (5.75%)
C000118292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						B with CDSC (declining over six years from 4% to 0%)
C000118293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						C with CDSC (1% for 12 months)
C000224114 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						A with initial sales charge (5.75%)
C000224117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						C with CDSC (1% for 12 months)
C000232773 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						A with initial sales charge (5.75%)
C000232776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						C with CDSC (1% for 12 months)
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Standard & Poor's 500 Stock Index
Accumulated Value	$ 10,000		$ 10,000		$ 9,282		$ 10,561		$ 10,490	$ 12,256		$ 12,813	$ 14,246		$ 14,906	$ 15,384		$ 17,223	$ 23,500	$ 22,410	$ 25,327	$ 30,936	$ 35,989
MSCI Emerging Markets Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index (net div)
Accumulated Value		$ 10,000		$ 9,247				$ 7,390			$ 8,007			$ 8,508			$ 9,970